Schedule of Liquidating Damages (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Registration Rights Damages	$ 3,764,956	$ 3,127,756
Public Information Failure Damages	4,655,445	3,936,645
Accrued interest	1,147,690	1,016,113
Series H Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	1,163,955	1,163,955
Public Information Failure Damages	1,163,955	1,163,955
Accrued interest	481,017	481,017
Series J Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	1,200,000	840,000
Public Information Failure Damages	1,200,000	840,000
Accrued interest	200,022	$ 140,015
Contingent Obligations [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	360,000
Public Information Failure Damages	1,450,374
Accrued interest	10,407
Totals	1,820,781
Contingent Obligations [Member] | Series H Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages	7,854
Accrued interest	153
Totals	8,007
Contingent Obligations [Member] | Series J Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	360,000
Public Information Failure Damages	360,000
Accrued interest	7,437
Totals	727,437
Contingent Obligations [Member] | Series K Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages	1,082,520
Accrued interest	2,817
Totals	$ 1,085,337